Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,548	$ 9,660	$ 8,997	$ 7,998	$ 7,386	$ 7,825
Interest-bearing deposits with financial institutions		34,714	40,461	53,272
Total	[2]	$ 45,262	$ 50,121	$ 62,269

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	Net of impairment allowances of $3 (April 30, 2019 - $4; October 31, 2018 - $3).